Intangible Assets - Gross Cost, Accumulated Amortization and Impairment Losses of Intangible Assets (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Intangible assets	€ 9,875	€ 11,370	€ 12,017
Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets	38,126	40,622
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(27,524)	(29,122)
Impairment losses
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(727)	(130)
Service concession arrangements and licenses
Disclosure of detailed information about intangible assets [line items]
Intangible assets	5,667	6,886	7,550
Service concession arrangements and licenses | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets	15,018	16,056
Service concession arrangements and licenses | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(8,666)	(9,061)
Service concession arrangements and licenses | Impairment losses
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(685)	(109)
Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets	3,104	3,089	2,800
Software | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets	18,442	17,851
Software | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(15,300)	(14,753)
Software | Impairment losses
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(38)	(9)
Customer base
Disclosure of detailed information about intangible assets [line items]
Intangible assets	151	386	721
Customer base | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets	2,265	4,166
Customer base | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(2,114)	(3,780)
Customer base | Impairment losses
Disclosure of detailed information about intangible assets [line items]
Intangible assets	0	0
Trademarks
Disclosure of detailed information about intangible assets [line items]
Intangible assets	187	235	263
Trademarks | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets	905	958
Trademarks | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(718)	(723)
Trademarks | Impairment losses
Disclosure of detailed information about intangible assets [line items]
Intangible assets	0	0
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets	64	58	39
Other intangible assets | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets	794	867
Other intangible assets | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(726)	(805)
Other intangible assets | Impairment losses
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(4)	(4)
Intangible assets in process
Disclosure of detailed information about intangible assets [line items]
Intangible assets	702	716	€ 644
Intangible assets in process | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets	702	724
Intangible assets in process | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets	0	0
Intangible assets in process | Impairment losses
Disclosure of detailed information about intangible assets [line items]
Intangible assets	€ 0	€ (8)